Pensions - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted-average duration of the defined benefit obligation	15 years 7 months 6 days	15 years 9 months 18 days
Description of Expected attrition	Expected attrition at 31 December 2020 was 0.3% and 3.6% for employees between 50-59 years and 60-67 years, and 0.3% and 3.3% in 2019. The attrition rate for the age group 60-67 years represent employees with immediate withdrawal of vested pension, thus remaining in the scheme.
Employee age group (50-59 years) [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected attrition rate of employees	0.30%	0.30%
Employee age group (60-67 years) [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected attrition rate of employees	3.60%	3.30%
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.25%	2.75%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	1.75%	2.25%
Rate of compensation increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.25%	2.75%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.00%	2.25%
Expected rate of pension increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	1.50%	2.00%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	1.25%	1.50%
Expected increase of social security base amount (G-amount) [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.25%	2.75%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.00%	2.25%